Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of classes of loans
	2016	2015

Mortgage loans on real estate
Residential 1-4 family	$45,311,103	$47,395,344
Commercial	41,477,480	40,381,680
Agricultural	38,271,758	41,223,190
Home equity	11,606,002	11,691,545
Total mortgage loans on real estate	136,666,343	140,691,759

Commercial loans	21,617,744	25,453,058
Agricultural	14,649,622	16,102,856
Consumer	14,543,356	13,741,093
	187,477,065	195,988,766

Less
Net deferred loan fees	21,667	29,293
Allowance for loan losses	3,007,395	2,919,594

Net loans	$184,448,003	$193,039,879

Schedule of allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method
	December 31, 2016
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$829,604	$917,526	$201,918	$386,620	$163,346	$149,253	$169,381	$101,946	$2,919,594
Provision charged to expense	14,683	112,411	(10,559)	(85,258)	4,123	22,273	50,016	12,311	120,000
Losses charged off	(38,171)	—	—	—	—	—	(43,777)	—	(81,948)
Recoveries	25,884	14,616	—	116	—	2,100	7,033	—	49,749
Balance, end of year	$832,000	$1,044,553	$191,359	$301,478	$167,469	$173,626	$182,653	$114,257	$3,007,395
Ending balance: individually evaluated for impairment	$304,922	$723,481	$—	$56,409	$—	$—	$—	$—	$1,084,812
Ending balance: collectively evaluated for impairment	$527,078	$321,072	$191,359	$245,069	$167,469	$173,626	$182,653	$114,257	$1,922,583

Loans:
Ending balance	$45,311,103	$41,477,480	$38,271,758	$21,617,744	$14,649,622	$11,606,002	$14,543,356	$—	$187,477,065
Ending balance: individually evaluated for impairment	$713,151	$1,658,323	$—	$155,067	$—	$54,011	$—	$—	$2,580,552
Ending balance: collectively evaluated for impairment	$44,597,952	$39,819,157	$38,271,758	$21,462,677	$14,649,622	$11,551,991	$14,543,356	$—	$184,896,513

	December 31, 2015
	1-4 Family	Commercial Real Estate	Agricultural Real Estate	Commercial	Agricultural	Home Equity	Consumer	Unallocated	Total

Allowance for loan losses:
Balance, beginning of year	$999,260	$855,463	$195,546	$421,809	$57,934	$205,577	$167,319	$53,356	$2,956,264
Provision charged to expense	(10,386)	29,238	6,372	(35,327)	105,412	(53,188)	49,289	48,590	140,000
Losses charged off	(199,392)	(27,464)	—	—	—	(13,724)	(53,249)	—	(293,829)
Recoveries	40,122	60,289	—	138	—	10,588	6,022	—	117,159
Balance, end of year	$829,604	$917,526	$201,918	$386,620	$163,346	$149,253	$169,381	$101,946	$2,919,594
Ending balance: individually evaluated for impairment	$176,079	$487,205	$—	$127,458	$—	$9,922	$—	$—	$800,664
Ending balance: collectively evaluated for impairment	$653,525	$430,321	$201,918	$259,162	$163,346	$139,331	$169,381	$101,946	$2,118,930

Loans:
Ending balance	$47,395,344	$40,381,680	$41,223,190	$25,453,058	$16,102,856	$11,691,545	$13,741,093	$—	$195,988,766
Ending balance: individually evaluated for impairment	$658,734	$1,598,530	$839,546	$277,628	$406,950	$58,340	$428	$—	$3,840,156
Ending balance: collectively evaluated for impairment	$46,736,610	$38,783,150	$40,383,644	$25,175,430	$15,695,906	$11,633,205	$13,740,665	$—	$192,148,610

Schedule of credit risk profile of the Company's loan portfolio based on rating category and payment activity
	1-4 Family		Commercial Real Estate		Agricultural Real Estate		Commercial
	2016	2015	2016	2015	2016	2015	2016	2015

Pass	$42,327,337	$44,120,334	$39,078,740	$37,628,385	$38,271,758	$40,383,644	$21,141,466	$25,117,982
Special Mention	1,016,025	1,323,266	429,877	454,194	—	839,546	100,234	51,196
Substandard	1,967,741	1,951,744	1,968,863	2,299,101	—	—	376,044	283,880

Total	$45,311,103	$47,395,344	$41,477,480	$40,381,680	$38,271,758	$41,223,190	$21,617,744	$25,453,058

	Agricultural Business		Home Equity		Consumer
	2016	2015	2016	2015	2016	2015

Pass	$13,845,865	$15,110,606	$10,790,377	$11,324,889	$14,361,125	$13,501,477
Special Mention	803,757	992,250	70,983	68,044	10,575	52,656
Substandard	—	—	744,642	298,612	171,656	186,960

Total	$14,649,622	$16,102,856	$11,606,002	$11,691,545	$14,543,356	$13,741,093

Schedule of loan portfolio aging analysis
	December 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$237,783	$136,340	$544,425	$918,548	$44,392,555	$45,311,103	$—
Commercial real estate	—	16,273	—	16,273	41,461.207	41,477,480	—
Agricultural real estate	—	—	—	—	38,271,758	38,271,758	—
Commercial	—	41,474	13,309	54,783	21,562,961	21,617,744	—
Agricultural business	—	—	—	—	14,649,622	14,649,622	—
Home equity	151,482	—	—	151,482	11,454,520	11,606,002	—
Consumer	68,077	17,757	72,150	157,984	14,385,372	14,543,356	—

Total	$457,342	$211,844	$629,884	$1,299,070	$186,177,995	$187,477,065	$—

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing

1-4 Family	$345,169	$77,588	$623,055	$1,045,812	$46,349,532	$47,395,344	$—
Commercial real estate	—	—	766,840	766,840	39,614,840	40,381,680	—
Agricultural real estate	—	—	—	—	41,223,190	41,223,190	—
Commercial	—	—	—	—	25,453,058	25,453,058	—
Agricultural business	—	—	—	—	16,102,856	16,102,856	—
Home equity	22,122	66,305	69,515	157,942	11,533,603	11,691,545	—
Consumer	183,526	5,972	6,031	195,529	13,545,564	13,741,093	—

Total	$550,817	$149,865	$1,465,441	$2,166,123	$193,822,643	$195,988,766	$—

Schedule of impaired loans
	December 31, 2016
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$39,598	$39,598	$—	$41,880	$2,653	$2,888
Commercial real estate	120,172	120,172	—	272,557	13,499	14,061
Commercial	61,483	61,483	—	87,359	4,332	4,419
Home equity	54,011	54,011	—	54,067	3,670	3,871
Loans with a specific valuation allowance
1-4 Family	673,553	673,553	304,922	719,834	41,323	34,208
Commercial real estate	1,538,151	1,538,151	723,481	1,572,203	68,918	64,878
Commercial	93,584	93,584	56,409	165,473	7,580	7,814
Total:
1-4 family	713,151	713,151	304,922	761,714	43,976	37,096
Commercial real estate	1,658,323	1,658,323	723,481	1,844,760	82,417	78,939
Commercial	155,067	155,067	56,409	252,832	11,912	12,233
Home equity	54,011	54,011	—	54,067	3,670	3,871

Total	$2,580,552	$2,580,552	$1,084,812	$2,913,373	$141,975	$132,139

	December 31, 2015

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized	Interest Income Recognized Cash Basis

Loans without a specific valuation allowance
1-4 Family	$111,166	$111,166	$—	$211,346	$12,248	$12,042
Commercial real estate	516,560	516,560	—	663,640	34,155	34,586
Agricultural real estate	839,546	839,546	—	864,705	43,335	44,885
Commercial	80,172	80,172	—	83,509	634	150
Agricultural business	406,950	406,950	—	307,729	11,403	808
Home equity	48,418	48,418	—	43,342	3,333	3,331
Consumer	428	428	—	1,160	78	82
Loans with a specific valuation allowance
1-4 Family	547,568	547,568	176,079	568,790	32,908	25,352
Commercial real estate	1,081,970	1,081,970	487,205	1,118,044	67,505	47,864
Commercial	197,456	197,456	127,458	269,496	11,517	11,139
Home equity	9,922	9,922	9,922	9,982	810	722
Total:
1-4 family	658,734	658,734	176,079	780,136	45,156	37,394
Commercial real estate	1,598,530	1,598,530	487,205	1,781,684	101,660	82,450
Agricultural real estate	839,546	839,546	—	864,705	43,335	44,885
Commercial	277,628	277,628	127,458	353,005	12,151	11,289
Agricultural business	406,950	406,950	—	307,729	11,403	808
Home equity	58,340	58,340	9,922	53,324	4,143	4,053
Consumer	428	428	—	1,160	78	82

Total	$3,840,156	$3,840,156	$800,664	$4,141,743	$217,926	$180,961

Schedule of nonaccrual loans
	2016	2015

1-4 family	$590,514	$911,283
Commercial real estate	708,922	840,449
Agricultural real estate	—	—
Commercial	16,561	9,314
Agricultural business	—	—
Home equity	49,542	118,502
Consumer	164,472	141,605

Total	$1,530,011	$2,021,153

Schedule of recorded balance, at original cost, of troubled debt restructurings
	2016	2015

1-4 family	$836,867	$723,421
Commercial real estate	1,362,088	1,708,013
Agricultural real estate	—	—
Commercial	245,710	57,783
Agricultural business	—	—
Home equity	6,009	10,897
Consumer	81,880	109,340

Total	$2,532,554	$2,609,454

Schedule of recorded balance, at original cost, of troubled debt restructurings, which were performing according to the terms of the restructuring
	2016	2015

1-4 family	$666,744	$526,004
Commercial real estate	1,362,088	941,173
Agricultural real estate	—	—
Commercial	245,710	57,783
Agricultural business	—	—
Home equity	6,009	10,897
Consumer	57,540	86,255

Total	$2,338,091	$1,622,112

Schedule of loans modified as troubled debt restructurings
	Year Ended December 31, 2016		Year Ended December 31, 2015
	Number of Modifications	Recorded Investment	Number of Modifications	Recorded Investment

1-4 family	1	$40,395	1	$98,246
Commercial real estate	1	708,922	2	524,432
Agricultural real estate	—	—	—	—
Commercial	1	217,725	—	—
Agricultural business	—	—	—	—
Home equity	—	—	1	1,431
Consumer	—	—	5	76,691

Total	3	$967,042	9	$700,800